UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

            Investment Company Act file number    811-05631

                          First Pacific Mutual Fund, Inc.
               (Exact name of registrant as specified in charter)

                       2756 Woodlawn Drive, Suite #6-201
                            Honolulu, HI  96822-1856
               (Address of principal executive offices) (Zip code)

                              Audrey C. Talley
                          Drinker Biddle & Reath LLP
                              One Logan Square
                           18th and Cherry Streets
                         Philadelphia, PA  19103-6996
                    (Name and address of agent for service)

       Registrant's telephone number, including area code:  808-988-8088

                    Date of fiscal year end:  September 30

                  Date of reporting period:  March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.    3507.





Item 1.  Reports to Stockholders

May 24, 2006




Dear fellow shareholder,

	The April tax season has just passed, and as Hawaii taxpayers, many of us felt the impact of paying high taxes. In fact, as a Hawaii resident, as much as $40 of every $100 of your taxable income could go to the government in income taxes.

	According to the Tax Foundation, the average employee in Hawaii works until April 14 to pay his taxes. In this tough economy, every dollar we save makes a difference. We believe that investing in tax-free funds such as the Hawaii Municipal Fund and the Hawaii Intermediate Fund can help reduce our tax burden. As shareholders of the Funds, you are earning tax-free income and supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs and improve the quality of life here in our islands.

       Interest rates are the most important of many factors which can affect bond prices. For the period October 1, 2005 through March 31, 2006, the treasury yield curve flattened with the Federal Reserve raising short term rates four times from 3.75% to 4.75% while long term rates increased slightly. This accounts for the Hawaii Municipal Fund's six month price decrease of ($.14). The Hawaii Municipal Fund Investor Class had a Net Asset Value ("NAV") of $11.07 on October 3, 2005 and a NAV of $10.93 on March 31, 2006. The Hawaii Municipal Fund Institutional Class had a NAV of $11.08 on October 3, 2005 and a NAV of $10.94 on March 31, 2006. The rise in short-term rates resulted in the Hawaii Intermediate Fund's six month price decrease of ($.06). The Hawaii Intermediate Fund had a NAV of $5.17 on October 3, 2005 and a NAV of $5.11 on March 31, 2006. The primary investment strategy of the Hawaii Municipal Fund is to purchase high quality long term Hawaii municipal bonds. Due to interest rate concerns, the Hawaii Municipal Fund held a higher than normal percentage of cash in its portfolio. The primary investment strategy of the Hawaii Intermediate Fund is to purchase high quality three to ten year Hawaii municipal bonds. Due to interest rate concerns, the Hawaii Intermediate Fund held a higher than normal percentage of cash in its portfolio. The past six months performance for these Funds, which is presented in this Semi-Annual Report, was primarily a result of the implementation of these strategies. As of March 31, 2006, 79.33% of the Hawaii Municipal Fund's portfolio was invested in securities rated AAA by Standard & Poor's ("S&P"). As of March 31, 2006, 72.54% of the Hawaii Intermediate Fund's portfolio was invested in securities rated AAA by S&P.

       Throughout much of 2004, the Federal Funds Rate was at a historical low of 1%, below both the annualized rate of inflation as well as the growth of GDP. In June of 2004, in response to concerns about higher inflation, the Federal Reserve Bank began to increase the Federal Funds Rate. Over the next 21 months, the Federal Reserve hiked rates 15 times to its 4.75% level at March 31, 2006. The flattening of the treasury yield curve suggests to us that these actions, among other market events, will keep inflation pressures under control for the foreseeable future. Still, in our opinion, there continues to be risks to inflation and the bond market, among which are US fiscal policy, international conflicts, terrorism and global economic factors.


                        STANDARD & POOR'S
                     MUNICIPAL BOND RATINGS
                         March 31, 2006

[the following information was presented in a pie chart]

Hawaii Municipal Fund			Hawaii Intermediate Fund
AAA          79.33%			AAA          72.54%
AA		  1.63%			A+		  3.18%
AA-		  0.24%			BBB+		 13.48%
A+		  4.40%			NR		 10.80%
A		  2.72%
BBB+		  3.46%
BBB		  3.33%
NR		  4.89%

 On the following pages you will find our March 31, 2006 semi-annual report and privacy notice. The privacy notice informs you about our policy for protecting confidential information about you and your accounts. If you have any questions or would like us to provide information about the Funds to your family or friends, please call us at 988-8088.

	Thank you for your business. As always, we look forward to providing you with the high level of service that you have come to expect.


Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO			    First Pacific Securities, Inc./Distributor

Before investing, read the prospectus carefully. Please carefully consider the Funds' investment objectives, risks, and charges and expenses before investing. Some income may be subject to the federal alternative minimum tax for certain investors. The prospectus contains this and other information about the Funds. Call 988-8088 for a free prospectus.

Funds' yields, share prices and investment returns fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Hawaii Municipal Fund and Hawaii Intermediate Fund are series of First Pacific Mutual Fund, Inc.










Your Fund's Expenses (Unaudited)
As a Fund shareholder, you can incur two types of costs:
Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and
Ongoing Fund costs, including management fees, distribution and service (12b-
1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses
The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

 1.  Divide your account value by $1,000.
     If an account had an $8,600 value, the $8,600 / $1,000 = 8.6.

 2. Multiply the result by the number under the heading "Expenses Paid During Period."

    If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50. In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical example for Comparison with Other Funds
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges or redemption fees. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

                                Beginning         Ending       Expenses Paid
                              Account Value    Account Value  During Period*
                               10/01/05          03/31/06    10/01/05-03/31/06
Hawaii Municipal Fund Investor Class
Actual                           $1,000.00      $1,006.50         $5.40
Hypothetical			   $1,000.00      $1,019.95         $5.44

Hawaii Municipal Fund Institutional Class
Actual                           $1,000.00      $1,007.90         $4.15
Hypothetical			   $1,000.00      $1,020.79         $4.18

Hawaii Intermediate Fund
Actual                           $1,000.00      $1,001.90         $3.89
Hypothetical			   $1,000.00      $1,020.40         $3.93


*Expenses are equal to the annualized expense ratio for each class (1.08%, .83% and .78%, respectively), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.














































HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

	                                                        Value
	Par Value	                                         (Note 1 (A))

                        HAWAII MUNICIPAL BONDS - 95.10%
		Hawaii County
			General Obligation Bonds - 4.47%
$       300,000			5.600%,	05/01/11	$	  325,122
	1,000,000			5.625%,	05/15/18		1,064,350
	1,000,000			5.625%,	05/15/19		1,063,440
	1,025,000			5.125%,	07/15/20		1,071,371
	1,250,000			5.125%,	07/15/21		1,304,750
	1,000,000			5.000%,	07/15/22		1,040,110
	1,000,000			5.000%,	07/15/23		1,038,850
							                  6,907,993

		Hawaii State
			General Obligation Bonds - 9.25%
	  135,000			6.000%,	10/01/08		  142,582
	  120,000			5.250%,	04/01/11		  124,956
      1,000,000			5.000%,	07/01/17		1,061,460
	5,000,000			5.000%,	07/01/18		5,295,500
      2,000,000			5.250%,	07/01/18		2,123,100
	3,705,000			5.000%,	10/01/19		3,901,291
  	1,580,000			5.125%,	02/01/22		1,654,702
							                 14,303,591

			Airport Systems Revenue Bonds - 13.07%
	2,000,000			8.000%,	07/01/11		2,360,060
	  385,000			6.900%,	07/01/12		  424,324
      4,580,000			6.500%,	07/01/13		5,060,762
	3,000,000			6.500%,	07/01/14		3,311,190
	  500,000			6.500%,	07/01/15		  551,250
	8,000,000			5.625%,	07/01/18		8,499,600
							                 20,207,186

			Certificates of Participation #1 - Capital District - 2.24%
	1,000,000			5.000%,	05/01/16		1,039,440
	  555,000			5.000%,	05/01/18		  576,334
	1,750,000			5.500%,	05/01/20		1,847,685
							                  3,463,459








See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2006 (Unaudited)


	Par Value	                                           Value

		Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 16.14%
$	5,430,000			5.750%,	12/01/18	$	5,798,751
        125,000			6.150%,	01/01/20		  133,658
	1,125,000			5.700%,	07/01/20		1,195,200
	  115,000			5.450%,	11/01/23		  115,179
	  625,000			6.200%,	05/01/26		  632,194
	  600,000			5.875%,	12/01/26		  612,408
	9,225,000			5.650%,	10/01/27		9,928,499
	6,025,000			6.200%,	11/01/29		6,535,197
							                 24,951,086

			Hawaii Pacific Health- 0.10%
	  150,000 			5.600%,	07/01/33		  155,582

			Kapiolani Health Care System - 3.68%
	1,500,000			6.000%,	07/01/11		1,538,625
	1,525,000			6.400%,	07/01/13		1,664,370
	  700,000			6.200%,	07/01/16		  718,354
	1,715,000			6.250%,	07/01/21		1,760,173
							                  5,681,522

			Kuakini Hawaii Health System - 3.18%
	1,570,000			6.300%,	07/01/22		1,688,535
	3,000,000			6.375%,	07/01/32		3,226,770
							                  4,915,305

			The Queen's Health Systems - 4.27%
	1,020,000			6.000%,	07/01/20		1,046,387
	  100,000			5.250%,	07/01/23		  104,502
	5,310,000			5.750%,	07/01/26		5,444,290
							                  6,595,179

			Wilcox Hospital - 2.12%
	  800,000			5.250%,	07/01/13		  827,232
	2,245,000			5.350%,	07/01/18		2,332,645
	  115,000			5.500%,	07/01/28		  117,647
							                  3,277,524







See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2006 (Unaudited)


	Par Value	                                           Value

			Harbor Capital Improvements Revenue Bonds - 4.42%
$     2,000,000			5.750%,	07/01/12	$	2,080,580
      1,580,000			5.250%,	01/01/16		1,674,105
      1,665,000			5.375%,	01/01/17		1,778,420
	  200,000			5.750%,	07/01/17		  207,860
	  500,000			5.500%,	07/01/19		  531,085
	  520,000			5.750%,	07/01/29		  552,614
							                  6,824,664

			Hawaii Health Systems - 1.36%
	  760,000			3.800%, 	02/15/13		  735,247
	1,370,000			4.700%,     02/15/19	      1,365,999
	                                                      2,101,246

			Highway Revenue Bonds - 4.50%
       1,000,000			5.600%,    07/01/14		1,025,060
	 1,000,000			5.000%,    07/01/20		1,053,620
	 1,000,000			5.000%,    07/01/21		1,051,280
 	 3,655,000			5.000%,    07/01/22		3,833,912
                                                            6,963,872

			Housing Authority Single Family
				Mortgage Special Purpose Revenue Bonds - 1.98%
	  380,000			5.750%,	07/01/30		  383,245
	2,615,000			5.375%,	07/01/33		2,669,601
							                  3,052,846

			Department of Hawaiian Homelands - 2.54%
	  900,000			4.050%,	07/01/06		  900,279
	1,355,000			4.100%,	07/01/07		1,355,908
	1,465,000			4.250%,	07/01/09		1,470,201
	  200,000			4.450%,	07/01/11		  202,298
							                  3,928,686

			University Faculty Housing - 1.50%
	  800,000			5.650%,	10/01/16		  808,848
	1,500,000			5.700%,	10/01/25		1,516,620
							                  2,325,468






See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2006 (Unaudited)


	Par Value	                                           Value


			University of Hawaii - Revenue Bonds - 2.88%
$	  750,000			5.500%,	07/15/16	$	  814,897
	3,500,000			5.125%,	07/15/32		3,639,580
							                  4,454,477
		Honolulu City & County
			Board of Water Supply - 1.50%
	  500,000			5.800%,	07/01/16		  507,805
	  750,000			5.800%,	07/01/21		  761,707
	1,000,000			5.000%,	07/01/23		1,043,130
							                  2,312,642

			Waste & Water System - 3.66%
	1,000,000			5.250%,	07/01/18		1,053,530
      4,370,000			5.000%,	07/01/18		4,611,137
							                  5,664,667

			General Obligation Bonds - 0.65%
	  200,000			7.350%,	07/01/06		  201,764
	  365,000			6.000%,	11/01/10		  399,843
        275,000			5.125%,	07/01/15		  288,596
	  105,000			5.500%,	09/01/16		  107,946
							                    998,149

			Housing Authority Multi-Family Mortgage Revenue Bonds
					Maunakea Apartments - 0.38%
	  568,000			5.750%,	11/20/09		  594,565

					Sunset Villas - 3.31%
	2,955,000			5.600%,	07/20/21		3,033,426
	2,000,000			5.700%,	07/20/31		2,084,240
							                  5,117,666













See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2006 (Unaudited)


	Par Value	                                           Value
		Kauai County
			General Obligation Bonds - 5.96%
$	  410,000			5.850%,	08/01/07	$	  421,730
	1,280,000			5.850%,	08/01/07		1,316,621
	  595,000			6.250%, 	08/01/19		  654,804
	  695,000			6.250%, 	08/01/22		  764,854
      2,565,000			5.000%, 	08/01/25		2,635,948
	3,280,000			5.000%,	08/01/27		3,416,218
							                  9,210,175

			Housing Authority Paanau Project - 0.76%
	1,175,000			7.250%,	04/01/12		1,172,403

		Maui County
			General Obligation Bonds - 1.18%
	  235,000			5.750%,	06/01/13		  238,187
	  500,000			5.300%,	09/01/14		  516,635
        500,000			5.000%,	09/01/17	        514,595
	  525,000			5.000%,	03/01/23		  549,161
							                  1,818,578

	   Total Hawaii Municipal Bonds (Cost $144,010,014) 146,998,531





















See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2006 (Unaudited)


	Par Value	                                             Value

                    PUERTO RICO MUNICIPAL BONDS - 0.22%
		Puerto Rico Commonwealth
			Housing Finance Corp.
				Multi-Family Mortgage Revenue Bonds - 0.07%
$	   35,000			7.500%,	10/01/15	$	   35,083
	   80,000			7.500%,	04/01/22		   80,098
							                    115,181

				Single-Family Mortgage Revenue Bonds - 0.15%
	  230,000			6.250%,	04/01/29		  232,215

     	  Total Puerto Rico Municipal Bonds (Cost $345,014)	  347,396


                  VIRGIN ISLANDS MUNICIPAL BONDS - 0.08%
		Virgin Islands
			Public Finance Authority, Series A - 0.08%
	  100,000			7.300%, 	10/01/18		  123,819

     	Total Virgin Islands Municipal Bonds (Cost $99,625)	  123,819



 	Total Investments (Cost $144,454,653) (a)  95.40%   147,469,746
	Other Assets Less Liabilities		        4.60%	7,114,735
			        Net Assets	      100.00%  $154,584,481

   (a) Aggregate cost for federal income tax purposes is $144,405,731.


At March 31, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation	 $	      3,892,171
			Gross unrealized (depreciation)	 	 (828,156)
			Net unrealized appreciation	 $	      3,064,015








See accompanying notes to financial statements.

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)


	Par Value	                                            Value

                       HAWAII MUNICIPAL BONDS -  91.07%
		Hawaii County
			General Obligation Bonds - 6.58%
$	  350,000			5.000%,	07/15/11	$	  370,409
	  250,000			4.000%,	07/15/13		  250,615
							                    621,024
		Hawaii State
			Airport Systems Revenue Bonds - 5.17%
	  100,000			5.000%,	07/01/07	 	  101,482
	  100,000			6.900%,	07/01/12	 	  110,424
 	  250,000			6.375%,	07/01/12		  275,548
							                    487,454

			Certificates of Participation  - Kapolei - 2.77%
        250,000			5.250%,	05/01/13	 	  261,567

			Certificates of Participation  - Capitol District - 1.07%
        100,000			4.750%,	05/01/07	 	  101,175

			Department of Budget & Finance
				Special Purpose Revenue Bonds
				Hawaiian Electric - 4.48%
	  400,000			4.950%,	04/01/12	 	  422,896

				Kapiolani Health Care Systems - 11.57%
 	1,000,000			6.400%,	07/01/13	 	1,091,390

				The Queen's Health Systems - 2.99%
	  275,000			5.750%,	07/01/26	 	  281,955

				Wilcox Hospital - 1.10%
	  100,000			5.250%,	07/01/13	 	  103,404

			General Obligation Bonds - 4.39%
	  150,000			5.900%,	10/01/06		  151,728
	  100,000			5.250%,	07/01/12		  107,578
	  150,000			5.000%,	04/01/15	 	  155,481
						 	                    414,787






See accompanying notes to financial statements.

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2006 (Unaudited)


	Par Value	                                            Value

			Harbor Capital Improvements Revenue Bonds - 9.00%
$	   200,000			5.400%,	07/01/09	  $	  207,308
	    70,000			5.750%,	07/01/10		   74,925
	   210,000			5.000%,	07/01/10		  218,684
         185,000			5.250%,	07/01/11	        191,347
	   150,000			5.000%,	07/01/12	   	  157,609
							                    849,873

			Hawaiian Homeland Department - 3.72%
	   250,000			4.050%,	07/01/06	 	  250,077
	   100,000			4.450%,	07/01/11	 	  101,149
							                    351,226

			Highway & Transportation Authority - 2.92%
	   275,000			5.000%,	07/01/06	 	  275,941

			Housing Authority
				Multi-Family Special Purpose Mortgage
				Revenue Bonds - 1.05%
	   100,000			3.700%,	01/01/13	 	   99,113

			Housing Authority
				Single Family Special Purpose Mortgage
				Revenue Bonds - 10.85%
	   300,000			4.800%,	07/01/07		  302,061
   	   265,000			4.650%,	07/01/12		  269,418
	   445,000			4.800%,	07/01/13	 	  452,427
							                  1,023,906

			University of Hawaii
				University Revenue Bonds - 3.24%
	   300,000			4.300%,	07/15/13	 	  305,604

			Hawaii Health Systems Corp. - 3.07%
	   300,000			3.800%,	02/15/13	 	  290,229










See accompanying notes to financial statements.

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2006 (Unaudited)


	Par Value	                                             Value

	                         Honolulu City & County
		    	General Obligation Bonds - 4.58%
$	   150,000			4.750%,	02/01/09	$ 	  153,529
	   100,000			5.000%, 	07/01/09		  104,052
	   170,000			4.850%, 	02/01/10		  175,005
				                                      432,586

			Waste System Revenue - 4.46%
	   200,000			4.400%, 	07/01/11		  204,884
	   200,000			5.500%, 	07/01/11		  216,298
						                          421,182

			Multi-Family Mortgage Purpose Revenue Bond - 1.19%
	   107,000              5.750%,     11/20/09            112,004

	                        Kauai County
			General Obligation Bonds - 2.68%
          35,000			4.125%, 	08/01/08		   35,428
	   215,000			4.125%,	08/01/08	 	  217,483
					                                252,911

	                         Maui County
			General Obligation Bonds - 4.19%
	   190,000			4.650%,	03/01/07		  191,841
	   200,000			4.250%,	03/01/12	 	  203,972
						 	                    395,813

		Total Hawaii Municipal Bonds (Cost $8,601,837)	8,596,040
















See accompanying notes to financial statements.

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2006 (Unaudited)


	Par Value	                                                  Value

                         VIRGIN ISLANDS MUNICIPAL BONDS - 2.82%
		Virgin Islands Water & Power Authority
			Electric System Revenue - 2.82%
$	   250,000			5.000%,	 07/01/14		    $   266,047

   		Total Virgin Islands Municipal Bonds (Cost $270,488)	  266,047


	   Total Investments (Cost $8,872,325) (a)	93.89%	8,862,087
	   Other Assets Less Liabilities		       6.11%	  576,574
			Net Assets		                 100.00%     $9,438,661

	(a)	Aggregate cost for federal income tax purposes is $8,872,325.

At March 31, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation		          $	   60,329
			Gross unrealized (depreciation)			  (70,567)
					Net unrealized (depreciation)	    $	  (10,238)
























See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006 (Unaudited)
	                                                 Municipal	  Intermediate
	                                                   Fund    	      Fund
ASSETS
   Investments at market value
     (Identified cost $144,454,653 and $8,872,325,
      respectively) (Note 1 (A))	                  $147,469,746   $8,862,087
   Cash			                                 4,845,957      543,820
   Interest receivable		                           2,356,048	112,325
   Subscriptions Receivable		                       176,002           -
   Other assets		                                    19,218	    172
        Total assets		                         154,866,971    9,518,404

LIABILITIES
   Distributions payable	                             134,495	  5,305
   Redemptions payable		                               3,597	 63,894
   Management fee payable		                        65,631	  3,221
   Administration fee payable		                         2,572	    162
   Distribution plan payable		                        19,282	     -
   Shareholder servicing fee payable		            12,856	     -
   Transfer agent fee payable		                         7,642	    983
   Accrued expenses		                              36,414  	  6,178
        Total liabilities		                       282,489	 79,743

NET ASSETS		                                    $154,584,482   $9,438,661

INVESTOR CLASS SHARES
   Net assets
   	(Applicable to 13,854,315 and 1,846,052
   	 shares outstanding, respectively
	 $.01 par value, 20,000,000 shares authorized)	$151,405,473   $9,438,661

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE, INVESTOR  CLASS SHARES	            $10.93	  $5.11

INSTITUTIONAL CLASS SHARES
     Net assets
	(Applicable to 290,676 shares outstanding,
	 $.01 par value, 20,000,000 shares authorized)	  $3,179,009

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE, INSTITUTIONAL CLASS SHARES	            $10.94
NET ASSETS
   At March 31, 2006, net assets consisted of:
     Paid-in capital	                              $151,741,678   $9,458,105
     Undistributed net investment income		            52,870		1
     Accumulated net realized gain (loss) investments	    (225,159)	 (9,207)
     Net unrealized appreciation		               3,015,093	(10,238)
				                              $154,584,482   $9,483,661

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2006 (Unaudited)

	                                                Municipal	Intermediate
	                                                   Fund    	   Fund

INVESTMENT INCOME
   Interest income	                             $3,506,182	   $183,904

   Expenses
     Management fee (Note 2)		                    383,260	     24,525
     Distribution costs (Notes 2 and 3)		        112,633		   -
     Transfer agent fees (Note 2)		               52,562		5,397
     Shareholder services (Note 2)		               75,088		   -
     Administration fee (Note 2)		               15,016		  981
     Accounting fees		                              -  		   -
     Legal and audit fees		                     18,200		  982
     Printing		                                    -  		  491
     Miscellaneous		                            2,189		   -
     Custodian fees		                          140,894		6,849
     Insurance		                                  4,188		  981
     Registration fees		                              -  		  981
     Chief Compliance Officer fees		               15,017		   -
     Directors fees	 	                            2,421 	 	1,963
     Total expenses		                          821,468	     43,150
     Expense reimbursement (Note 2)		                   -  	     (4,898)
     Fee reductions (Note 5)	 	                   (140,894)	     (6,849)
     Net expenses	 	                                680,574	     31,403
        Net investment income	 	                  2,825,608	    152,501

NET REALIZED AND UNREALIZED GAIN (LOSS)
	ON INVESTMENTS
   Net realized gain (loss) from security transactions (225,134)	     (7,155)
   Change in unrealized appreciation of investments  (1,643,636)	   (113,370)
        Net gain (loss) on investments	 	     (1,868,770)	   (120,525)

NET INCREASE IN NET ASSETS
	RESULTING FROM OPERATIONS	                   $956,838	    $31,976











See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND


STATEMENT OF CHANGES IN NET ASSETS

	                         For The Six Months Ended	For The Year Ended
	                         March 31, 2006 (Unaudited)	September 30, 2005

INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income	                  $  2,825,608	 $ 5,441,018
     Net realized gain (loss) on investments	    (225,134)	     592,953
     Increase (decrease) in unrealized appreciation
     (depreciation) of investments	 	        (1,643,636)	  (1,852,249)
        Net increase in net assets resulting
            from operations		                 956,838 	   4,181,722
   Distributions to shareholders from:
     Net investment income
        Investor Class
        ($.20 and $.41 per share, respectively)	  (2,758,872)	  (5,329,059)
        Institutional Class
        ($.22 and $.44 per share, respectively)	     (61,408)	    (114,848)
	Capital gains
	   Investor Class
         ($.04 and $.02 per share, respectively)    (546,877)	    (217,179)
	   Institutional Class
         ($.04 and $.02 per share, respectively)     (11,190)		(4,488)
	    Total distributions to shareholders	  (3,378,347)	  (5,665,574)

Capital share transactions (a)
     Increase in net assets resulting
        from capital share transactions	 	   3,501,998	   9,211,693
           Total increase in net assets		   1,080,489	   7,727,841

NET ASSETS
   Beginning of period	 	                   153,503,993	 145,776,152
   End of period
   (including undistributed net investment
    income of $13,406 and $39,919, respectively)$154,584,482	$153,503,993

	(a)	Summary of capital share activity follows:

                                  Investor Class           Investor Class
		                  For The Six Months Ended    For The Year Ended
		                  March 31, 2006 (Unaudited)  September 30, 2005
       			           Shares     Value	     Shares      Value
   Shares sold		          567,639	 $6,248,115    1,773,207  $19,837,309
   Shares issued on reinvestment
      of distributions	 	    218,815	  2,404,551	     350,847    3,923,846
	 	                      786,454	  8,652,666    2,124,054   23,761,155

   Shares redeemed	 	   (486,498) (5,379,811)  (1,294,199) (14,481,407)
	 Net increase (decrease)    299,956	 $3,272,855	     829,855   $9,279,748


                                Institutional Class       Institutional Class
		                  For The Six Months Ended    For The Year Ended
		                  March 31, 2006 (Unaudited)  September 30, 2005
       			           Shares     Value	     Shares      Value
    Shares sold			     20,667	   $228,438      66,495    $749,862
    Shares issued on reinvestment
       of distributions             1,081	     11,890       1,612      18,043
                                   21,748     240,328      68,557     767,905
    Shares redeemed		     (1,016)    (11,185)    (74,593)   (835,960)
       Net increase		     20,732	   $229,143      (6,036)   $(68,055)



See accompanying notes to financial statements.











































HAWAII INTERMEDIATE FUND


STATEMENT OF CHANGES IN NET ASSETS

	                           For The Six Months Ended	For The Year Ended
	                           March 31, 2006 (Unaudited)	September 30, 2005

INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income	                  $   152,501	        $   284,451
     Net realized (loss) on investments		     (7,155)		   (343)
     Increase (decrease) in unrealized
     appreciation (depreciation) of investments	   (113,370)	 	(99,365)
        Net increase in net assets resulting
            from operations		                 31,976		      184,743
   Distributions to shareholders from:
     Net investment income
        ($.08 and $.15 per share, respectively)	   (152,500)	     (284,451)

   Capital share transactions (a)
     Increase (Decrease) in net assets resulting
         from capital share transactions	 	   (595,070)	    1,281,258
           Total increase in net assets		   (715,594)	    1,181,550

NET ASSETS
   Beginning of period	 	                   10,154,255	 	    8,972,705
   End of period	                              $ 9,438,661	        $10,154,255

	(a)	Summary of capital share activity follows:

		                  For The Six Months Ended	 For The Year Ended
		                  March 31, 2006 (Unaudited)	 September 30, 2005
       			            Shares    Value	      Shares      Value

   Shares sold				181,905  $ 953,800      618,630  $3,236,495
   Shares issued on reinvestment
      of distributions			 23,196    119,270       42,969     224,036
                                 	205,101  1,073,070	661,599  $3,460,531

   Shares redeemed 		     (320,638)(1,668,140)    (418,802) (2,179,273)
     Net increase (decrease)		115,537  $(595,070)	242,797  $1,281,258


See accompanying notes to financial statements.










HAWAII MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

		INVESTOR CLASS
                              For The Six
	                        Months Ended     Years Ended September 30,
	                        March 31, 2006   2005   2004   2003 2002(b)  2001
	                        (Unaudited)
Net asset value
   Beginning of period	              $11.10 $11.21 $11.22 $11.25 $10.89 $10.55

Income from investment operations
   Net investment income	           .20	.41	 .47	  .47    .48    .50
   Net gain (loss) on securities
   	(both realized and unrealized)    (.13)  (.09)	   -   (.03)   .36    .34
    Total from investment operations     .07    .32	 .47	  .44    .84    .84

Less distributions
   Dividends from net investment income (.20)  (.41)	(.47)  (.47)  (.48)  (.50)
   Distributions from capital gains	    (.04)  (.02)  (.01)	    -**    -   	-
	 	Total distributions	    (.24)  (.43)	(.48)	 (.47)  (.48)  (.50)
   End of period	                    $10.93 $11.10 $11.21 $11.22	$11.25 $10.89

Total return	                     0.65%  2.84%  4.03%	3.98%	 7.98%  8.11%

Ratios/Supplemental Data
   Net assets,
   end of period (in 000's)$151,405 $150,505 $142,680 $141,838 $134,980 $121,471

   Ratio of expenses to
    average net assets (a)	         1.08%*   .98%  1.00%  1.01%  1.02%  1.03%

   Ratio of net investment income to
   	average net assets	         3.49%*  3.55%  3.98%  4.22%  4.42%  4.64%

Portfolio turnover	               7.42%  26.82% 10.53% 16.40% 13.06% 20.06%

*	Annualized
**	Less than $.01 per share

(a)	Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement for the Investor Class were .89%, .94%, .98%, .99%, .96%, and .94% for the six months ended March 31, 2006 and for the years ended September 30, 2005, 2004, 2003, 2002, and 2001, respectively.

(b)	As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and
began amortizing market discount on debt securities.   Had the Fund not
amortized market discount as an adjustment to interest income, the net
investment income to average net assets would have been 4.38%.   Per share and
ratios prior to October 1, 2001 have not been restated to reflect this change in presentation.

See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND - INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	                      INSTITUTIONAL CLASS
                                     For The Six
	                               Months Ended     Years Ended September 30,
	                               March 31, 2006   2005    2004     2003**
						  (Unaudited)
Net asset value
   Beginning of period	                      $11.11  $11.22   $11.23  $10.91

Income from investment operations
   Net investment income	                  (.21)	   .44      .51	  .47
   Net gain (loss) on securities
   	(both realized and unrealized)	 	 .30	  (.09)	  -     .32
    Total from investment operations	 	 .09	   .35	.51	  .79

Less distributions
   Dividends from net investment income		(.22)	  (.44)    (.51)	 (.47)

   Distributions from capital gains	            (.04)   (.02)    (.01) 	    -***

   	Total distributions	                  (.26)	  (.46)    (.52)	 (.47)

   End of period	                            $10.94	$11.11   $11.22  $11.23

Total return	                              .79%	 3.14%    4.58%   7.36%

Ratios/Supplemental Data
   Net assets, end of period (in 000's)	   $3,179   $2,999   $3,096   $2,814

   Ratio of expenses to average net assets (a)  .83%*	  .73%     .75%     .76%*

   Ratio of net investment income to
   	average net assets	                3.75%*	 3.89%    4.23%    4.47%*


Portfolio turnover                            7.42%   26.82%   10.53%   16.40%

*	Annualized
**	Commencement of Operations was October 22, 2002
***	Less than $.01 per share

(a)	Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement for the Institutional
Class were .64%, .69%, .73%, and .74% for the six months ended March 31, 2006 and for the years and period ended September 30, 2005, 2004, and 2003, respectively.

See accompanying notes to financial statements.

HAWAII INTERMEDIATE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

                              For The Six
	                        Months Ended     Years Ended September 30,
	                        March 31, 2006   2005   2004   2003   2002  2001
	                        (Unaudited)

Net asset value
   Beginning of period	                $5.18  $5.22  $5.26  $5.27  $5.17 $5.01

Income from investment operations
   Net investment income		      .08	 .15	  .15	   .15    .16   .21
   Net gain (loss) on securities
    (both realized and unrealized)	     (.07)	(.04)	 (.04)  (.01)   .10   .16
    Total from investment operations	.01	 .11	  .11	   .14    .26   .37

Less distributions
   Dividends from net investment income  (.08)	(.15)	 (.15)  (.15)  (.16) (.21)
      Total distributions	 	     (.08) 	(.15)	 (.15)  (.15)  (.16) (.21)

   End of period	                      $5.11  $5.18  $5.22  $5.26  $5.27 $5.17

Total return	                       .19%  2.15%	2.21%	 2.72%  5.26% 7.61%

Ratios/Supplemental Data
  Net assets, end of period (in 000's)$9,439 $10,154 $8,973 $7,647 $6,345 $4,944

   Ratio of expenses to average net assets
   	Before expense reimbursements	     .88%*	.83%	 .82%	  .96%   .84%  .88%
   	After expense reimbursements	 .78%*(a).73%(a).72%(a).73%(a).74%(a).88%(a)

   Ratio of net investment income to average net assets
   	Before expense reimbursements	    2.87%* 2.74%  2.84%	 2.61%  3.15%  4.12%
   	After expense reimbursements	    2.97%* 2.90%  2.94%	 2.86%  3.15%  4.12%

Portfolio turnover	                   0% 15.72% 13.96%	20.02% 18.29% 19.28%

 *	Annualized

(a)	Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .64%, .68%, .70%, ..71%, .69%, and .79% for the six months ended March 31, 2006 and for the years ended September 30, 2005, 2004, 2003, 2002, and 2001, respectively.

See accompanying notes to financial statements.







HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2006 (Unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund and Hawaii Intermediate Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end
management company.   Hawaii Municipal Fund is authorized to offer two
Classes of Shares:   Investor Shares and Institutional Shares.   The Classes
offer different distribution charges and shareholder servicing fees which may affect performance.

The investment objective of the Funds is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

The Funds are subject to the risk of price fluctuation of the municipal securities held in their portfolios which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives,
and other political and economic developments.   If any such problems arise,
they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported
amounts of income and expenses during the reported period.   Actual results
could differ from those estimates.

    	(A)	SECURITY VALUATION
	Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of
	Directors.   Securities with remaining maturities of 60 days or less are
	valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.





















































HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2006 (Unaudited)

	(B)	FEDERAL INCOME TAXES
	It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders.
	Therefore, no federal income tax provision is required.   At September
	30, 2005, the Hawaii Intermediate Fund had an unused capital loss carryforward of $2,052 of which $1,709 expires in 2010 and $343 expires in 2013.


(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc ("LFG") provides the Funds with management and administrative services pursuant to a management agreement and administrative services agreement. In accordance with the terms of the management agreement and the administrative services agreement, LFG receives compensation at the annual rate of .50% and up to .05% of each Fund's average daily net assets, respectively. For the six months ended March 31, 2006, LFG voluntarily waived certain management fees in the amount of $4,898 for the Hawaii Intermediate Fund.

The Funds' distributor, First Pacific Securities, Inc. ("FPS"), a wholly-owned subsidiary of LFG, received $112,633 and $0 for costs incurred in connection with the sale of Hawaii Municipal Fund's shares and Hawaii Intermediate Fund's shares, respectively (See Note 3).

First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of LFG,
serves as the transfer agent for the Funds.   In accordance with the terms
of the transfer agent agreement, FPR receives compensation at the annual
rate of .06% of each Fund's average daily net assets.   FPR also provides
the Hawaii Municipal Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services FPR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of average daily net assets.

Certain officers and directors of the Funds are also officers of LFG, FPS and FPR.


(3)	DISTRIBUTION COSTS

The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class and the Hawaii Intermediate Fund may incur certain costs, which may not exceed .25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Funds. The Hawaii Municipal Fund Institutional Class will not incur any distribution costs.





















































HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2006 (Unaudited)

(4)	PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2006, purchases and sales of securities aggregated $11,047,431 and $11,341,308, respectively, for the Hawaii
Municipal Fund.   For the six months ended March 31, 2006, purchases and
sales of securities for the Hawaii Intermediate Fund aggregated $0 and $814,701, respectively.


(5)	CUSTODY CREDITS

Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset expenses
of other vendors and service providers.   If not for the offset agreement,
the assets could have been employed to produce income. During the six months ended March 31, 2006, such reductions amounted to $140,894 and $6,849 for the Hawaii Municipal Fund and the Hawaii Intermediate Fund, respectively. Credits used to offset expenses were as follows:

	 						Municipal		Intermediate
	      					  Fund   	          Fund

		Custody fees	    $ 	  12,634	       $ 1,500
		Analysis 	                       644                -
		Accounting fees	              43,230 	         1,889
		Legal fees	                    49,015		   2,256
		Audit fees	                    28,300		      -
		Insurance fees	               2,590		     283
		Printing	                     3,256		     171
		Directors fees	                 400		     400
		Registration fees	                 825		     350

			                 $	 140,894	       $ 6,849

















                       First Pacific Mutual Fund, Inc.

Privacy Notice (Unaudited)

First Pacific Mutual Fund, Inc. ("First Pacific") is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide services necessary to you as a shareholder of a First Pacific fund. We want you to understand what information we collect, and how we use and protect it.

What Information We Collect

"Nonpublic personal information" is personally identifiable financial information about you that we obtain in connection with selling shares of First Pacific to you and providing services to you as a fund shareholder. This includes, for example, your name, address, social security number, age, and account balance. It may also include other information that you provide to us, such as information on applications or other forms, or information about your transactions with us.

Our Security Procedures

To maintain security of customer information, we restrict access to nonpublic personal information and account information to our affiliates and their employees who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard nonpublic personal information.

What Information We Disclose

First Pacific does not disclose nonpublic personal information about you to any non-affiliated third party companies. We may disclose nonpublic personal information about you that is necessary to process transactions, maintain or service your account with us or provide records, statements or confirmations requested to administer your account. This information may be provided to affiliated third parties, including First Pacific Securities, Inc., First Pacific Recordkeeping, Inc. and Lee Financial Group Inc. We may also disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account. Otherwise, we do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law, such as sending annual income statements to the IRS or in response to subpoenas. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your accounts(s), your account becomes inactive, or when you otherwise cease to do business with us.

Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to limit such sharing.









Hawaii Municipal Fund Investor Class
Hawaii Municipal Fund Institutional Class
Hawaii Intermediate Fund

Shareholder Information (Unaudited)


Proxy Voting Policies and Procedures and Proxy Voting Records
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies, as well as the Fund's proxy voting records for the 12-month period ended June 30, free of charge by calling (808) 988-8088, by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822, or by visiting the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

































INVESTMENT MANAGER
Lee Financial Group Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856

DISTRIBUTOR
First Pacific Securities, Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856

FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH  45246

CUSTODIAN
Union Bank of California, N.A.
350 California Street, 6th Floor
San Francisco, California  94104

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania  19103-6996

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite #2400
Philadelphia, Pennsylvania  19103-2108

TRANSFER AGENT
First Pacific Recordkeeping, Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856






















Item 2.  Code of Ethics.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3.  Audit Committee Financial Expert

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4.  Principal Accountant Fee and Services.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11.  Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-
3(c) under the Investment Company Act of 1940, as amended (the "1940
Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-
3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

	(a)(1)   Code of Ethics is only required in an annual report on this Form
               N-CSR.
	(a)(2) Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are furnished herewith.
	(a)(3)   Not applicable.
	(b)	   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
               Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.



                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   __________First Pacific Mutual Fund, Inc.__________

By (Signature and Title)*  ___/s/ Terrence K.H. Lee____________________________
				Terrence K.H. Lee, President and CEO
				(principal executive officer)

Date __________June 8, 2006__________





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ___/s/ Terrence K.H. Lee____________________
				Terrence K.H. Lee, President and CEO
				(principal executive)

By (Signature and Title)*  ___/s/ Nora B. Simpson______________________
				Nora B. Simpson, Treasurer
				(principal financial officer)

Date  __________June 8, 2006__________


*Print the name and title of each signing officer under his or her signature.